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VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission	George P. Attisano
100 F Street, N.E.	george.attisano@klgates.com
Washington, DC 20549
December 20, 2016

Re:	John Hancock Sovereign Bond Fund (the “Trust”), on behalf of: John Hancock Bond Fund (the “Fund”) Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of Active Bond Fund, a series of John Hancock Funds II, into John Hancock Bond Fund, a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on January 20, 2017 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano

Cc:	Thomas Dee,

Assistant Secretary of the Trust

1	December 19,2016